Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share
The Company uses the two-class method to compute net loss per share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Prior to their conversion to common shares, each series of the Company’s Preferred Stock was entitled to participate on an as-if-converted basis in distributions, when and if declared by the board of directors, that were made to common stockholders and as a result these shares were considered participating securities. During the third quarter of 2013, certain shares issued as a result of the early exercise of stock options, which are subject to repurchase by the Company, were entitled to receive non-forfeitable dividends during the vesting period and as a result were considered participating securities.
Under the two-class method, for periods with net income, basic net income per common share is computed by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Net income attributable to common stockholders is computed by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses. Diluted net loss per common share is computed under the two-class method by using the weighted average number of shares of common stock outstanding, plus, for periods with net income attributable to common stockholders, the potential dilutive effects of stock options and warrants. In addition, the Company analyzes the potential dilutive effect of the outstanding participating securities under the “if-converted” method when calculating diluted earnings per share, in which it is assumed that the outstanding participating securities convert into common stock at the beginning of the period. The Company reports the more dilutive of the approaches (two class or “if-converted”) as its diluted net income per share during the period. Due to net losses for the nine months ended September 30, 2012 and 2013, basic and diluted loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.
The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the nine months ended September 30, 2012 and 2013:

	Nine Months Ended September 30,
	2012	2013
Redeemable convertible preferred stock:
Series A	5,863,825	—
Series B	2,540,066	—
Series B-1	353,767	—
Series C	4,617,513	—
Warrants to purchase common stock	1,616,113	1,625,728
Warrants to purchase Series A redeemable convertible preferred stock	10,937	—
Warrants to purchase Series C redeemable convertible preferred stock	239,750	—
Common stock subject to repurchase	—	65,000
Stock options	1,802,926	2,569,393

Net Loss Per Share
Diluted loss per share is the same as basic loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the years ended December 31:

	2010	2011	2012
Redeemable convertible preferred stock:
Series A	5,857,864	5,857,864	5,863,825
Series B	2,540,066	2,540,066	2,540,066
Series B-1	353,767	353,767	353,767
Series C	4,617,513	4,617,513	4,617,513
Warrants to purchase common stock	1,616,113	1,616,113	1,616,113
Warrants to purchase Series A redeemable convertible preferred stock	21,484	21,484	10,937
Warrants to purchase Series C redeemable convertible preferred stock	89,750	89,750	286,625
Stock options	1,681,143	1,936,191	2,202,712